Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Commitments and Contingencies [Line Items]
Rental expense	$ 186.1	$ 174.6	$ 161.2
Leased Property, Less San Francisco Headquarters | Maximum
Commitments and Contingencies [Line Items]
Duration of renew option	27 years
Headquarter | Maximum
Commitments and Contingencies [Line Items]
Duration of renew option	57 years